Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative liabilities	$ 4,181,187	$ 2,135,939
Level 1 [Member]
Derivative liabilities
Level 2 [Member]
Derivative liabilities
Level 3 [Member]
Derivative liabilities	$ 4,181,187	$ 2,135,939